Grupo Santander - Acquisition of Banco Santander Mexico (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	Mar. 26, 2021 MXN ($) $ / shares	Mar. 26, 2021 EUR (€)	Apr. 12, 2019	Mar. 26, 2021 € / shares
Disclosure of detailed information about business combination [line items]
Expected consideration | (per share)	$ 24			€ 1
Banco Santander (Mexico), S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest not held by entity	8.30%			8.30%
Percentage of voting interests for which approval is no longer required	95.00%			95.00%
Share capital contributed (as a percent)			8.30%
Expected increase in capital	$ 13,190	€ 550